PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks
Aerospace & Defense — 3.5%
Airbus SE (France)	147,946	$19,760,782
Raytheon Technologies Corp.	309,453	30,304,732
		50,065,514
Automobile Components — 1.2%
Aptiv PLC*	157,025	17,616,635
Automobiles — 1.5%
General Motors Co.	579,801	21,267,101
Banks — 7.4%
Bank of America Corp.	835,699	23,900,991
JPMorgan Chase & Co.	329,579	42,947,440
PNC Financial Services Group, Inc. (The)	179,071	22,759,924
Truist Financial Corp.	450,252	15,353,593
		104,961,948
Beverages — 1.9%
PepsiCo, Inc.	146,142	26,641,687
Biotechnology — 3.2%
AbbVie, Inc.	188,114	29,979,728
Amgen, Inc.	66,285	16,024,399
		46,004,127
Building Products — 1.6%
Johnson Controls International PLC	373,025	22,463,566
Capital Markets — 3.1%
Blackstone, Inc.(a)	159,148	13,979,560
Goldman Sachs Group, Inc. (The)	93,792	30,680,301
		44,659,861
Chemicals — 3.7%
DuPont de Nemours, Inc.(a)	240,008	17,225,374
Linde PLC	101,057	35,919,700
		53,145,074
Communications Equipment — 1.4%
Cisco Systems, Inc.	391,360	20,458,344
Consumer Finance — 0.9%
SLM Corp.	997,302	12,356,572
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.	209,550	30,898,147
Electric Utilities — 1.5%
NextEra Energy, Inc.	282,433	21,769,936
Energy Equipment & Services — 0.9%
Schlumberger NV	259,652	12,748,913
Food Products — 1.4%
Mondelez International, Inc. (Class A Stock)	283,323	19,753,280
Ground Transportation — 1.2%
Union Pacific Corp.(a)	83,491	16,803,399
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	212,100	21,477,246
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.6%
Centene Corp.*	137,493	$8,690,932
Cigna Group (The)	57,005	14,566,488
		23,257,420
Hotels, Restaurants & Leisure — 3.1%
Marriott International, Inc. (Class A Stock)	68,922	11,443,809
McDonald’s Corp.	116,945	32,698,991
		44,142,800
Household Products — 1.8%
Procter & Gamble Co. (The)	173,666	25,822,398
Industrial Conglomerates — 0.8%
General Electric Co.	112,899	10,793,144
Insurance — 6.3%
Chubb Ltd.	196,379	38,132,874
Marsh & McLennan Cos., Inc.	107,969	17,982,237
MetLife, Inc.	344,118	19,938,197
RenaissanceRe Holdings Ltd. (Bermuda)	66,960	13,414,766
		89,468,074
Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	110,212	11,432,291
Meta Platforms, Inc. (Class A Stock)*	173,578	36,788,121
		48,220,412
Life Sciences Tools & Services — 1.5%
Danaher Corp.	83,863	21,136,831
Machinery — 4.9%
Deere & Co.	45,317	18,710,483
Fortive Corp.(a)	211,803	14,438,610
Otis Worldwide Corp.(a)	276,238	23,314,487
Parker-Hannifin Corp.	41,160	13,834,288
		70,297,868
Multi-Utilities — 3.1%
CenterPoint Energy, Inc.	613,603	18,076,744
NiSource, Inc.	938,563	26,242,222
		44,318,966
Office REITs — 1.2%
Alexandria Real Estate Equities, Inc.(a)	140,231	17,611,611
Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	282,375	46,072,305
ConocoPhillips	226,396	22,460,747
Hess Corp.	184,102	24,364,059
Williams Cos., Inc. (The)	694,861	20,748,549
		113,645,660
Passenger Airlines — 1.0%
Delta Air Lines, Inc.*	411,668	14,375,447
Pharmaceuticals — 7.4%
AstraZeneca PLC (United Kingdom), ADR	440,034	30,542,760
Bristol-Myers Squibb Co.	639,318	44,311,130
A1

PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	90,307	$31,013,230
		105,867,120
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.*(a)	180,857	17,725,795
Broadcom, Inc.	39,055	25,055,345
Lam Research Corp.	35,157	18,637,429
NXP Semiconductors NV (China)(a)	97,752	18,228,304
QUALCOMM, Inc.	153,609	19,597,436
		99,244,309
Software — 3.9%
Microsoft Corp.	103,199	29,752,272
Salesforce, Inc.*	127,644	25,500,718
		55,252,990
Specialty Retail — 1.0%
Lowe’s Cos., Inc.	68,922	13,782,332
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	168,169	27,731,068
Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc.*(a)	171,272	24,807,036

Total Long-Term Investments (cost $953,349,190)		1,392,866,836
Short-Term Investments — 9.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	33,371,753	33,371,753
PGIM Institutional Money Market Fund (cost $103,442,052; includes $103,236,492 of cash collateral for securities on loan)(b)(wa)	103,487,383	103,435,639

Total Short-Term Investments (cost $136,813,805)		136,807,392

TOTAL INVESTMENTS—107.4% (cost $1,090,162,995)		1,529,674,228

Liabilities in excess of other assets — (7.4)%		(104,905,780)

Net Assets — 100.0%		$1,424,768,448

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,251,913; cash collateral of $103,236,492 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2